CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowances	$ 2,142	$ 1,731
Treasury stock, shares	73	71
Common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	120,000	120,000
Common stock, shares issued	36,649	36,479
Class B common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	40,000	40,000
Common stock, shares issued	21,627	21,025